Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available for sale, at fair value, at March 31, 2018 and December 31, 2017 includes pledged fixed maturity securities of $414 and $364, respectively, related to secured trust deposits	$ 1,782	$ 1,816		$ 2,407
Investments in unconsolidated affiliates	155	150		150
Other long-term investments	135	110		42
Short-term investments, at March 31, 2018 and December 31, 2017 includes short-term investments of $2 and $3 related to secured trust deposits, respectively	346	295		482
Total investments	3,411	3,371		3,782
Cash and cash equivalents, at March 31, 2018 and December 31, 2017 includes $420 and $475, respectively, of pledged cash related to secured trust deposits	960	1,110		1,049
Trade and notes receivables, net of allowance of $18, at March 31, 2018 and December 31, 2017, respectively	313	317		322
Goodwill	2,747	2,746	$ 2,562	2,555	$ 2,348
Prepaid expenses and other assets	412	398		422
Other intangible assets, net	600	618		585
Title plants	398	398		395
Property and equipment, net	177	193		192
Total assets	9,018	9,151	14,178	14,521
Liabilities:
Accounts payable and accrued liabilities	796	955		933
Notes payable	748	759		987
Reserve for title claim losses	1,486	1,490		1,487
Secured trust deposits	825	830		860
Income taxes payable	164	137		4
Deferred tax liability	176	169		370
Total liabilities	4,195	4,340		7,279
Commitments and Contingencies:
Redeemable non-controlling interest by 21% minority holder of ServiceLink Holdings, LLC	344	344	344	344	344	$ 715
Equity:
Preferred stock, $0.0001 par value; authorized 50,000,000 shares; issued and outstanding, none	0	0		0
Additional paid-in capital	4,573	4,587		4,848
Retained earnings	360	217		1,784
Accumulated other comprehensive (loss) earnings	(7)	111		(13)
Less: Treasury stock, 13,289,502 shares and 13,286,567 shares as of March 31, 2018 and December 31, 2017, respectively, at cost	(468)	(468)		(623)
Total Fidelity National Financial, Inc. shareholders’ equity	4,458	4,447		5,996
Non-controlling interests	21	20		902
Total equity	4,479	4,467	$ 6,890	6,898	$ 6,588	$ 6,073
Total liabilities, redeemable non-controlling interest and equity	9,018	9,151		14,521
FNF Group Common Stock
Equity:
Common stock	0	0		0
Preferred securities
Investments:
Available for sale, at fair value	316	319		315
Equity securities
Investments:
Available for sale, at fair value	$ 677	$ 681		$ 386